SCHEDULE OF LEASE EXPENSES (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Operating Leases
Operating lease expense	$ 324,782	$ 327,346
Short-term lease expense	18,306	20,791
Total operating lease costs	343,088	348,137
Operating cash flows used in operating leases	$ 324,782	$ 169,937
Operating Lease, Weighted Average Remaining Lease Term	1 year 2 months 12 days	1 year 6 months 7 days
Operating Lease, Weighted Average Discount Rate, Percent	6.82%	10.00%